UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2015

Date of reporting period:	5/31/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL FINANCIAL SERVICES FUND

SEMIANNUAL REPORT • MAY 31, 2015

Objective

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

July 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Financial Services Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Financial Services Fund

Prudential Financial Services Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 5/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–0.76%	–3.02%	69.23%	139.40%	—
Class B	–1.08	–3.68	63.55	122.92	—
Class C	–1.08	–3.68	63.57	122.94	—
Class R	–0.78	–3.16	N/A	N/A	44.54% (2/3/12)
Class Z	–0.60	–2.75	71.89	146.33	—
MSCI World Financials ex-Real Estate Index	2.32	3.85	62.33	14.08	—
S&P Composite 1500 Index	3.35	11.81	115.03	122.79	—
Lipper Global Financial Services Funds Avg.	5.46	6.59	72.48	93.48	—

Average Annual Total Returns (With Sales Charges) as of 6/30/15
		One Year	Five Years	Ten Years	Since Inception
Class A		–9.85%	9.97%	7.98%	—
Class B		–9.47	10.30	7.82	—
Class C		–6.12	10.43	7.82	—
Class R		–4.81	N/A	N/A	10.76% (2/3/12)
Class Z		–4.35	11.53	8.89	—
MSCI World Financials ex-Real Estate Index		2.24	10.97	1.11	—
S&P Composite 1500 Index		7.31	17.43	8.10	—
Lipper Global Financial Services Funds Avg.		4.07	11.86	6.13	—

Source: Prudential Investments LLC, MSCI, and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

MSCI World Financials ex-Real Estate Index

The MSCI World Financials ex-Real Estate Index (also referred to as the MSCI Finance ex-Real Estate Index) is an unmanaged, market capitalization-weighted index that monitors the performance of financial stocks from around the world. The Index excludes real estate. The cumulative total return for the Index measured from the month-end closest to the inception date for Class R shares through 5/31/15 is 65.87%. The average annual total return for the Index measured from the month-end closest to the inception date for Class R shares through 6/30/15 is 15.74%.

S&P Composite 1500 Index

The Standard & Poor’s Composite (S&P Composite) 1500 Index is an unmanaged index of the 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index. It gives a broad look at how US stock prices have performed. The cumulative total return for the Index measured from the month-end closest to the inception date for Class R shares through 5/31/15 is 72.26%. The average annual total return for the Index measured from the month-end closest to the inception date for Class R shares through 6/30/15 is 16.64%.

Lipper Global Financial Services Funds Average

The Lipper Global Financial Services Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Financial Services Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of companies engaged in providing financial services,

Prudential Financial Services Fund	3

Your Fund’s Performance (continued)

including, but not limited to, banks, finance companies, insurance companies, and securities/brokerage firms. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 5/31/15 is 59.46%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 6/30/15 is 13.83%.

An investor cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date, for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/15
National Bank of Canada (Canada), Diversified Banks	4.7%
Canadian Imperial Bank of Commerce (Canada), Diversified Banks	4.6
Bank of Nova Scotia (The) (Canada), Diversified Banks	4.4
Singapore Exchange Ltd. (Singapore), Specialized Finance	3.6
Storebrand ASA (Norway), Life & Health Insurance	3.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/15
Diversified Banks	54.0%
Asset Management & Custody Banks	13.2
Life & Health Insurance	6.8
Specialized Finance	4.6
Multi-Line Insurance	4.5

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2014, at the beginning of the period, and held through the six-month period ended May 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Financial Services Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Financial Services Fund		Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$992.40	1.39%	$6.90
	Hypothetical	$1,000.00	$1,018.00	1.39%	$6.99

Class B	Actual	$1,000.00	$989.20	2.09%	$10.37
	Hypothetical	$1,000.00	$1,014.51	2.09%	$10.50

Class C	Actual	$1,000.00	$989.20	2.09%	$10.37
	Hypothetical	$1,000.00	$1,014.51	2.09%	$10.50

Class R	Actual	$1,000.00	$992.20	1.59%	$7.90
	Hypothetical	$1,000.00	$1,017.00	1.59%	$8.00

Class Z	Actual	$1,000.00	$994.00	1.09%	$5.42
	Hypothetical	$1,000.00	$1,019.50	1.09%	$5.49

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2015, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended May 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.39%	1.39%
B	2.09	2.09
C	2.09	2.09
R	1.84	1.59
Z	1.09	1.09

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Financial Services Fund	7

Portfolio of Investments

as of May 31, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.3%

COMMON STOCKS 98.3%

Asset Management & Custody Banks 13.2%
Anima Holding SpA (Italy), 144A	564,867	$4,872,455
Banca Generali SpA (Italy)	147,738	5,256,960
EFG International AG (Switzerland)*	580,978	8,054,053
Financial Engines, Inc.(a)	71,753	3,078,204
Hargreaves Lansdown PLC (United Kingdom)	244,163	4,739,961
Julius Baer Group Ltd. (Switzerland)*	128,703	7,026,472
OM Asset Management PLC (United Kingdom)	374,984	7,300,938

		40,329,043

Data Processing & Outsourced Services 0.6%
Higher One Holdings, Inc.*	638,016	1,811,965

Diversified Banks 54.0%
AMMB Holdings Bhd (Malaysia)	3,519,300	6,037,629
Banca Popolare dell’Emilia Romagna SC (Italy)	684,788	5,941,883
Bank of America Corp.	284,559	4,695,223
Bank of Nova Scotia (The) (Canada)	255,505	13,436,818
Bank Tabungan Pensiunan Nasional Tbk PT (Indonesia)*	17,274,200	5,042,227
BNP Paribas SA (France)	96,311	5,801,122
CaixaBank SA (Spain)	613,839	2,940,128
Canadian Imperial Bank of Commerce (Canada)	184,447	14,075,282
Citigroup, Inc.	173,292	9,371,631
Credit Agricole SA (France)	488,505	7,282,577
Eurobank Ergasias SA (Greece)*	30,781,799	5,105,823
FinecoBank Banca Fineco SpA (Italy)	642,387	4,823,976
HSBC Holdings PLC (United Kingdom)	871,610	8,280,956
ING Groep NV, CVA (Netherlands)	486,382	8,030,911
Israel Discount Bank Ltd. (Israel) (Class A Stock)*	4,683,963	8,333,540
JPMorgan Chase & Co.	98,932	6,507,747
Jyske Bank A/S (Denmark)*	78,131	3,761,094
National Bank of Canada (Canada)	368,076	14,357,805
Permanent TSB Group Holdings PLC (Ireland)*	342,754	1,554,722
Piraeus Bank SA (Greece)*	6,602,838	3,648,487
Standard Chartered PLC (United Kingdom)	376,041	6,016,249
Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	7,905,951	6,140,054
United Overseas Bank Ltd. (Singapore)	543,243	9,311,672
Van Lanschot NV, CVA (Netherlands)	174,379	3,777,733

		164,275,289

See Notes to Financial Statements.

Prudential Financial Services Fund	9

Portfolio of Investments

as of May 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Capital Markets 2.3%
UBS Group AG (Switzerland)*	329,839	$7,098,731

Diversified Financial Services 0.2%
Unifin Financiera SAPI de CV SOFOM ENR (Mexico)*	322,500	665,989

Investment Banking & Brokerage 2.2%
Atlas Mara Co-Nvest Ltd. (British Virgin Islands)*	477,467	3,616,812
Avanza Bank Holding AB (Sweden)	70,647	3,003,734

		6,620,546

Life & Health Insurance 6.8%
Delta Lloyd NV (Netherlands)	450,184	7,821,978
Discovery Ltd. (South Africa)	272,048	2,729,878
Storebrand ASA (Norway)*	2,860,632	10,253,004

		20,804,860

Multi-Line Insurance 4.5%
Assicurazioni Generali SPA (Italy)	351,311	6,804,171
FBD Holdings PLC (Ireland)	101,668	1,060,786
Hartford Financial Services Group, Inc. (The)	142,025	5,838,648

		13,703,605

Property & Casualty Insurance 3.3%
XL Group PLC (Ireland)	262,300	9,883,464

Regional Banks 4.3%
BS Financial Group, Inc. (South Korea)	313,151	4,429,563
Great Western Bancorp, Inc. (Australia)	259,865	6,023,671
Gronlandsbanken AB (Denmark)	16,182	1,486,521
Spar Nord Bank A/S (Denmark)	101,644	1,062,265

		13,002,020

Specialized Finance 4.6%
Callidus Capital Corp (Canada)	247,500	2,885,775
Singapore Exchange Ltd. (Singapore)	1,777,200	11,107,959

		13,993,734

Thrifts & Mortgage Finance 2.3%
Federal Agricultural Mortgage Corp. (Class C Stock)	120,900	3,816,813

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Thrifts & Mortgage Finance (cont’d.)
First National Financial Corp. (Canada)	198,000	$3,319,637

		7,136,450

TOTAL COMMON STOCKS (cost $275,120,568)		299,325,696

	Units

WARRANTS*

Investment Banking & Brokerage
Atlas Mara Co-Nvest Ltd. (British Virgin Islands) expiring 12/17/17 (cost $4,913)	491,298	85,977

TOTAL LONG-TERM INVESTMENTS (cost $275,125,481)		299,411,673

	Shares

SHORT-TERM INVESTMENT 2.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $7,302,126; includes $3,103,453 of cash collateral for securities on loan)(Note 3)(b)(c)	7,302,126	7,302,126

TOTAL INVESTMENTS 100.7% (cost $282,427,607)(Note 5)		306,713,799
Liabilities in excess of other assets(d) (0.7)%		(2,250,303)

NET ASSETS 100.0%		$304,463,496

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVA—Certificate Van Aandelen (Bearer)

EUR—Euro

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,025,866; cash collateral of $3,103,453 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

Prudential Financial Services Fund	11

Portfolio of Investments

as of May 31, 2015 (Unaudited) continued

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at May 31, 2015:

Sale Contract	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Depreciation
Euro,
Expiring 07/27/15	Toronto Dominion	EUR	26,610	$28,584,728	$29,249,409	$(664,681)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$6,023,671	$—	$—
British Virgin Islands	3,616,812	—	—
Canada	48,075,317	—	—
Denmark	1,486,521	4,823,359	—
France	—	13,083,699	—
Greece	—	8,754,310	—
Indonesia	5,042,227	—	—
Ireland	12,498,972	—	—
Israel	—	8,333,540	—
Italy	—	27,699,445	—
Malaysia	—	6,037,629	—
Mexico	665,989	—	—
Netherlands	11,599,711	8,030,911	—
Norway	—	10,253,004	—

See Notes to Financial Statements.

12

	Level 1	Level 2	Level 3
Common Stocks (continued):
Singapore	$—	$20,419,631	$—
South Africa	—	2,729,878	—
South Korea	—	4,429,563	—
Spain	—	2,940,128	—
Sweden	—	3,003,734	—
Switzerland	—	22,179,256	—
Turkey	—	6,140,054	—
United Kingdom	7,300,938	19,037,166	—
United States	35,120,231	—	—
Warrants
British Virgin Islands	85,977	—	—
Affiliated Money Market Mutual Fund	7,302,126	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contract	—	(664,681)	—

Total	$138,818,492	$167,230,626	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange- traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$15,647,320	L2 to L1	Model Price to Official Close
Common Stocks	$7,173,877	L1 to L2	Official Close to Model Price

See Notes to Financial Statements.

Prudential Financial Services Fund	13

Portfolio of Investments

as of May 31, 2015 (Unaudited) continued

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2015 was as follows:

Canada	15.8%
United States (including 1.0% of collateral for Securities on loan)	13.9
Italy	9.1
United Kingdom	8.7
Switzerland	7.3
Singapore	6.7
Netherlands	6.4
France	4.3
Ireland	4.1
Norway	3.3
Greece	2.9
Israel	2.7
Denmark	2.0
Turkey	2.0%
Malaysia	2.0
Australia	2.0
Indonesia	1.7
South Korea	1.5
British Virgin Islands	1.2
Sweden	1.0
Spain	1.0
South Africa	0.9
Mexico	0.2

100.7
Liabilities in excess of other assets	(0.7)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated Investments	$85,977	—	$—
Foreign exchange contracts	—	—	Unrealized depreciation on forward foreign currency exchange contracts	664,681

		$85,977		$664,681

See Notes to Financial Statements.

14

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts*
Foreign exchange contracts	$3,106,062

*	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights*	Warrants*	Forward Currency Contracts**	Total
Equity Contracts	$(46,196)	$(110,542)	$—	$(156,738)
Foreign exchange contracts	—	—	(664,681)	(664,681)

Total	$(46,196)	$(110,542)	$(664,681)	$(821,419)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended May 31, 2015, the Fund’s average value at settlement date for forward currency contracts sold was $9,528,243.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Toronto Dominion	$—	$—	$—	$—

See Notes to Financial Statements.

Prudential Financial Services Fund	15

Portfolio of Investments

as of May 31, 2015 (Unaudited) continued

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Toronto Dominion	$(664,681)	$—	$—	$(664,681)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

16

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • MAY 31, 2015

Prudential Financial Services Fund

Statement of Assets & Liabilities

as of May 31, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $3,025,866:
Unaffiliated Investments (cost $275,125,481)	$299,411,673
Affiliated Investments (cost $7,302,126)	7,302,126
Receivable for Fund shares sold	2,032,046
Dividends receivable	545,382
Tax reclaim receivable	249,691
Receivable for investments sold	25,416
Prepaid expenses	9,279

Total assets	309,575,613

Liabilities
Payable to broker for collateral for securities on loan	3,103,453
Payable for Fund shares reacquired	795,485
Unrealized depreciation on forward foreign currency exchange contracts	664,681
Accrued expenses and other liabilities	236,193
Management fee payable	196,827
Distribution fee payable	96,608
Affiliated transfer agent fee payable	14,181
Payable to custodian	4,650
Loan interest payable (Note 7)	39

Total liabilities	5,112,117

Net Assets	$304,463,496

Net assets were comprised of:
Common stock, at par	$221,345
Paid-in capital in excess of par	264,641,619

264,862,964
Undistributed net investment income	1,682,890
Accumulated net realized gain on investment and foreign currency transactions	14,322,462
Net unrealized appreciation on investments and foreign currencies	23,595,180

Net assets, May 31, 2015	$304,463,496

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share
($143,846,909 ÷ 10,301,734 shares of common stock issued and outstanding)	$13.96
Maximum sales charge (5.50% of offering price)	0.81

Maximum offering price to public	$14.77

Class B
Net asset value, offering price and redemption price per share
($11,340,682 ÷ 900,819 shares of common stock issued and outstanding)	$12.59

Class C
Net asset value, offering price and redemption price per share
($54,488,528 ÷ 4,328,955 shares of common stock issued and outstanding)	$12.59

Class R
Net asset value, offering price and redemption price per share
($5,467,327 ÷ 391,765 shares of common stock issued and outstanding)	$13.96

Class Z
Net asset value, offering price and redemption price per share
($89,320,050 ÷ 6,211,235 shares of common stock issued and outstanding)	$14.38

See Notes to Financial Statements.

Prudential Financial Services Fund	19

Statement of Operations

Six Months Ended May 31, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $448,822)	$4,083,668
Affiliated income from securities lending, net	12,940
Affiliated dividend income	5,028

Total income	4,101,636

Expenses
Management fee	1,187,250
Distribution fee—Class A	230,247
Distribution fee—Class B	59,934
Distribution fee—Class C	270,267
Distribution fee—Class R	17,550
Transfer agent’s fees and expenses (including affiliated expense of $43,300)	260,000
Custodian and accounting fees	136,000
Shareholders’ reports	41,000
Registration fees	40,000
Legal fees and expenses	12,000
Audit fee	11,000
Directors’ fees	10,000
Loan interest expense	3,454
Insurance expenses	2,000
Miscellaneous	14,952

Total expenses	2,295,654
Less: Distribution fee waiver—Class R	(5,850)

Net expenses	2,289,804

Net investment income	1,811,832

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain on:
Investment transactions	11,356,232
Foreign currency transactions	3,098,148

14,454,380

Net change in unrealized appreciation (depreciation) on:
Investments	(22,840,326)
Foreign currencies	(662,295)

(23,502,621)

Net loss on investment and foreign currency transactions	(9,048,241)

Net Decrease In Net Assets Resulting From Operations	$(7,236,409)

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2015	Year Ended November 30, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,811,832	$5,174,511
Net realized gain on investment and foreign currency transactions	14,454,380	36,351,902
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(23,502,621)	(40,708,924)

Net increase (decrease) in net assets resulting from operations	(7,236,409)	817,489

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(2,515,708)	(1,862,137)
Class B	(116,786)	(54,209)
Class C	(520,642)	(195,834)
Class R	(55,741)	(20,046)
Class Z	(1,783,969)	(1,259,520)

	(4,992,846)	(3,391,746)

Distributions from net realized gains
Class A	(17,397,987)	(16,779,751)
Class B	(1,466,314)	(1,371,734)
Class C	(6,536,958)	(4,955,485)
Class R	(451,088)	(230,364)
Class Z	(10,108,021)	(8,659,620)

	(35,960,368)	(31,996,954)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	33,948,692	129,123,420
Net asset value of shares issued in reinvestment of dividends and distributions	36,183,492	31,114,889
Cost of shares reacquired	(102,725,538)	(145,199,946)

Net increase (decrease) in net assets from Fund share transactions	(32,593,354)	15,038,363

Total decrease	(80,782,977)	(19,532,848)

Net Assets:
Beginning of period	385,246,473	404,779,321

End of period(a)	$304,463,496	$385,246,473

(a) Includes undistributed net investment income of:	$1,682,890	$4,863,904

See Notes to Financial Statements.

Prudential Financial Services Fund	21

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company currently consists of three portfolios: Prudential Jennison Health Sciences Fund, Prudential Jennison Utility Fund and Prudential Financial Services Fund. These financial statements relate to Prudential Financial Services Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is long-term capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

22

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Financial Services Fund	23

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the

24

market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board’s approved fair valuation procedures.

Master Netting Arrangements: Certain Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadvisor may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Prudential Financial Services Fund	25

Notes to Financial Statements

(Unaudited) continued

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income annually and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

26

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Wellington Management Company, LLP (“Wellington Management”). The subadvisory agreement provides that Wellington Management furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Wellington Management assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Wellington Management, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .75% of average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended May 31, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Prudential Financial Services Fund	27

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through March 31, 2016.

PIMS has advised the Fund that it received $105,422 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2015 it received $11,299 and $4,459 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended May 31, 2015, PIM has been compensated approximately $3,900 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

28

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2015, were $109,293,305 and $169,632,234, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2015 were as follows:

Tax Basis	$282,773,800

Appreciation	48,681,509
Depreciation	(24,741,510)

Net Unrealized Appreciation	$23,939,999

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The CDSC is halved for certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Under certain circumstances, an exchange may be made from specified share classes

Prudential Financial Services Fund	29

Notes to Financial Statements

(Unaudited) continued

of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 360 million shares of $.01 par value per share common stock authorized, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 90 million, 20 million, 70 million, 90 million and 90 million authorized shares, respectively. As of May 31, 2015, Prudential owned 1,035 Class R shares of the Fund.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2015:
Shares sold	793,347	$10,797,055
Shares issued in reinvestment of dividends and distributions	1,369,560	18,557,534
Shares reacquired	(3,849,192)	(51,765,038)

Net increase (decrease) in shares outstanding before conversion	(1,686,285)	(22,410,449)
Shares issued upon conversion from other share class(es)	40,546	547,538
Shares reacquired upon conversion into other share class(es)	(34,644)	(477,839)

Net increase (decrease) in shares outstanding	(1,680,383)	$(22,340,750)

Year ended November 30, 2014:
Shares sold	3,199,711	$51,436,687
Shares issued in reinvestment of dividends and distributions	1,094,565	17,261,286
Shares reacquired	(3,668,351)	(58,800,997)

Net increase (decrease) in shares outstanding before conversion	625,925	9,896,976
Shares issued upon conversion from other share class(es)	66,328	1,073,098
Shares reacquired upon conversion into other share class(es)	(1,025,329)	(16,743,331)

Net increase (decrease) in shares outstanding	(333,076)	$(5,773,257)

30

Class B	Shares	Amount
Six months ended May 31, 2015:
Shares sold	22,786	$282,802
Shares issued in reinvestment of dividends and distributions	115,195	1,411,137
Shares reacquired	(187,187)	(2,253,315)

Net increase (decrease) in shares outstanding before conversion	(49,206)	(559,376)
Shares reacquired upon conversion into other share class(es)	(36,005)	(435,450)

Net increase (decrease) in shares outstanding	(85,211)	$(994,826)

Year ended November 30, 2014:
Shares sold	175,020	$2,575,513
Shares issued in reinvestment of dividends and distributions	89,953	1,298,916
Shares reacquired	(217,397)	(3,192,518)

Net increase (decrease) in shares outstanding before conversion	47,576	681,911
Shares reacquired upon conversion into other share class(es)	(66,932)	(988,771)

Net increase (decrease) in shares outstanding	(19,356)	$(306,860)

Class C
Six months ended May 31, 2015:
Shares sold	633,584	$7,520,140
Shares issued in reinvestment of dividends and distributions	455,223	5,576,486
Shares reacquired	(1,118,706)	(13,563,757)

Net increase (decrease) in shares outstanding before conversion	(29,899)	(467,131)
Shares reacquired upon conversion into other share class(es)	(45,507)	(561,035)

Net increase (decrease) in shares outstanding	(75,406)	$(1,028,166)

Year ended November 30, 2014:
Shares sold	1,467,841	$21,457,071
Shares issued in reinvestment of dividends and distributions	291,955	4,212,910
Shares reacquired	(914,050)	(13,296,582)

Net increase (decrease) in shares outstanding before conversion	845,746	12,373,399
Shares reacquired upon conversion into other share class(es)	(64,994)	(951,909)

Net increase (decrease) in shares outstanding	780,752	$11,421,490

Class R
Six months ended May 31, 2015
Shares sold	150,864	$2,057,742
Shares issued in reinvestment of dividends and distributions	37,404	506,829
Shares reacquired	(86,517)	(1,145,317)

Net increase (decrease) in shares outstanding	101,751	$1,419,254

Year ended November 30, 2014:
Shares sold	272,458	$4,371,020
Shares issued in reinvestment of dividends and distributions	15,869	250,410
Shares reacquired	(159,366)	(2,546,230)

Net increase (decrease) in shares outstanding	128,961	$2,075,200

Prudential Financial Services Fund	31

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended May 31, 2015:
Shares sold	954,103	$13,290,953
Shares issued in reinvestment of dividends and distributions	726,794	10,131,506
Shares reacquired	(2,450,234)	(33,998,111)

Net increase (decrease) in shares outstanding before conversion	(769,337)	(10,575,652)
Shares issued upon conversion from other share class(es)	74,015	1,043,563
Shares reacquired upon conversion into other share class(es)	(8,141)	(116,777)

Net increase (decrease) in shares outstanding	(703,463)	$(9,648,866)

Year ended November 30, 2014:
Shares sold	3,000,903	$49,283,129
Shares issued in reinvestment of dividends and distributions	500,394	8,091,367
Shares reacquired	(4,087,630)	(67,363,619)

Net increase (decrease) in shares outstanding before conversion	(586,333)	(9,989,123)
Shares issued upon conversion from other share class(es)	1,055,917	17,695,240
Shares reacquired upon conversion into other share class(es)	(5,077)	(84,327)

Net increase (decrease) in shares outstanding	464,507	$7,621,790

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended May 31, 2015. The average daily balance for the 33 days that the Fund had loans outstanding during the period was $1,890,273, borrowed at a weighted average interest rate of 1.42%. The maximum loan outstanding amount during the period was $6,607,000. At May 31, 2015, the Fund did not have an outstanding loan amount.

32

Note 8. New Accounting Pronouncement

In May 2015, FASB Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential Financial Services Fund	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,	Year Ended November 30,
	2015	2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.87	$17.34	$13.25	$10.86	$12.89	$11.85
Income (loss) from investment operations:
Net investment income	.08	.21	.12	.09	.18	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.26)	(.18)	4.41	2.48	(1.50)	.98
Total from investment operations	(.18)	.03	4.53	2.57	(1.32)	1.04
Less Dividends and Distributions:
Dividends from net investment income	(.22)	(.15)	(.10)	(.18)	(.02)	-
Distributions from net realized gains	(1.51)	(1.35)	(.34)	-	(.69)	-
Total dividends and distributions	(1.73)	(1.50)	(.44)	(.18)	(.71)	-
Net asset value, end of period	$13.96	$15.87	$17.34	$13.25	$10.86	$12.89
Total Return(b):	(.82)%	.22%	35.12%	24.15%	(11.19)%	8.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$143,847	$190,097	$213,603	$123,375	$100,770	$107,000
Average net assets (000)	$153,919	$213,715	$173,140	$114,947	$124,866	$100,055
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.39% (d)	1.31%	1.33%	1.41%	1.43%	1.44%
Expenses before waivers and/or expense reimbursement	1.39% (d)	1.31%	1.33%	1.41%	1.43%	1.44%
Net investment income	1.18% (d)	1.31%	.76%	.73%	1.38%	.49%
Portfolio turnover rate	35% (e)	66%	62%	63%	83%	68%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended May 31,	Year Ended November 30,
	2015	2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.42	$15.91	$12.20	$9.99	$11.99	$11.09
Income (loss) from investment operations:
Net investment income (loss)	.03	.09	.01	- (b)	.08	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.23)	(.18)	4.06	2.31	(1.39)	.92
Total from investment operations	(.20)	(.09)	4.07	2.31	(1.31)	.90
Less Dividends and Distributions:
Dividends from net investment income	(.12)	(.05)	(.02)	(.10)	-	-
Distributions from net realized gains	(1.51)	(1.35)	(.34)	-	(.69)	-
Total dividends and distributions	(1.63)	(1.40)	(.36)	(.10)	(.69)	-
Net asset value, end of period	$12.59	$14.42	$15.91	$12.20	$9.99	$11.99
Total Return(c):	(1.08)%	(.56)%	34.22%	23.40%	(11.92)%	8.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,341	$14,222	$15,998	$9,205	$8,067	$9,863
Average net assets (000)	$12,020	$15,963	$12,433	$8,579	$10,502	$10,132
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.09% (e)	2.01%	2.03%	2.11%	2.13%	2.14%
Expenses before waivers and/or expense reimbursement	2.09% (e)	2.01%	2.03%	2.11%	2.13%	2.14%
Net investment income (loss)	.49% (e)	.61%	.04%	.02%	.70%	(.21)%
Portfolio turnover rate	35% (f)	66%	62%	63%	83%	68%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Financial Services Fund	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended May 31,	Year Ended November 30,
	2015	2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.42	$15.91	$12.20	$9.99	$11.99	$11.09
Income (loss) from investment operations:
Net investment income (loss)	.03	.09	.01	- (b)	.08	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.23)	(.18)	4.06	2.31	(1.39)	.93
Total from investment operations	(.20)	(.09)	4.07	2.31	(1.31)	.90
Less Dividends and Distributions:
Dividends from net investment income	(.12)	(.05)	(.02)	(.10)	-	-
Distributions from net realized gains	(1.51)	(1.35)	(.34)	-	(.69)	-
Total dividends and distributions	(1.63)	(1.40)	(.36)	(.10)	(.69)	-
Net asset value, end of period	$12.59	$14.42	$15.91	$12.20	$9.99	$11.99
Total Return(c):	(1.08)%	(.55)%	34.22%	23.40%	(11.92)%	8.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$54,489	$63,519	$57,635	$29,703	$25,697	$25,408
Average net assets (000)	$54,202	$63,592	$43,393	$28,075	$31,164	$26,326
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.09% (e)	2.01%	2.03%	2.11%	2.13%	2.14%
Expenses before waivers and/or expense reimbursement	2.09% (e)	2.01%	2.03%	2.11%	2.13%	2.14%
Net investment income (loss)	.57% (e)	.58%	.04%	.03%	.71%	(.23)%
Portfolio turnover rate	35% (f)	66%	62%	63%	83%	68%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

36

Class R Shares
	Six Months Ended May 31,	Year Ended November 30,		February 3, 2012(a) through November 30,
	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$15.84	$17.32	$13.23	$12.24
Income (loss) from investment operations:
Net investment income (loss)	.08	.16	.05	-	(g)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.26)	(.17)	4.45	.99
Total from investment operations	(.18)	(.01)	4.50	.99
Less Dividends and Distributions:
Dividends from net investment income	(.19)	(.12)	(.07)	-
Distributions from net realized gains	(1.51)	(1.35)	(.34)	-
Total dividends and distributions	(1.70)	(1.47)	(.41)	-
Net asset value, end of period	$13.96	$15.84	$17.32	$13.23
Total Return(c):	(.84)%	(.04)%	34.92%	8.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,467	$4,594	$2,789	$224
Average net assets (000)	$4,693	$4,013	$1,238	$34
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.59% (e)	1.51%	1.53%	1.61%	(e)
Expenses before waivers and/or expense reimbursement	1.84% (e)	1.76%	1.78%	1.86%
Net investment income (loss)	1.21% (e)	1.02%	.30%	(.02)%	(e)
Portfolio turnover rate	35% (f)	66%	62%	63%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Financial Services Fund	37

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended May 31,	Year Ended November 30,
	2015	2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.32	$17.79	$13.58	$11.13	$13.20	$12.08
Income (loss) from investment operations:
Net investment income	.11	.26	.17	.13	.24	.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.27)	(.18)	4.51	2.53	(1.57)	1.02
Total from investment operations	(.16)	.08	4.68	2.66	(1.33)	1.12
Less Dividends and Distributions:
Dividends from net investment income	(.27)	(.20)	(.13)	(.21)	(.05)	-
Distributions from net realized gains	(1.51)	(1.35)	(.34)	-	(.69)	-
Total dividends and distributions	(1.78)	(1.55)	(.47)	(.21)	(.74)	-
Net asset value, end of period	$14.38	$16.32	$17.79	$13.58	$11.13	$13.20
Total Return(b):	(.66)%	.51%	35.50%	24.57%	(10.98)%	9.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$89,320	$112,815	$114,754	$55,071	$24,313	$21,925
Average net assets (000)	$92,635	$116,858	$88,911	$40,829	$32,896	$19,814
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.09% (d)	1.01%	1.03%	1.11%	1.13%	1.14%
Expenses before waivers and/or expense reimbursement	1.09% (d)	1.01%	1.03%	1.11%	1.13%	1.14%
Net investment income	1.50% (d)	1.59%	1.05%	1.04%	1.78%	.81%
Portfolio turnover rate	35% (e)	66%	62%	63%	83%	68%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

38

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Wellington Management Company LLP	280 Congress Street Boston, MA 02210

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Financial Services Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FINANCIAL SERVICES FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PFSAX	PUFBX	PUFCX	PSSRX	PFSZX
CUSIP	74441P106	74441P205	74441P304	74441P783	74441P403

MF188E2    0279978-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON HEALTH SCIENCES FUND

SEMIANNUAL REPORT • MAY 31, 2015

Objective

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

July 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Health Sciences Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Health Sciences Fund

Prudential Jennison Health Sciences Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 5/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	22.34%	54.73%	300.05%	462.55%	—
Class B	21.91	53.65	286.42	423.99	—
Class C	21.90	53.64	286.31	423.89	—
Class R	22.21	54.42	N/A	N/A	176.52% (2/3/12)
Class Z	22.53	55.19	306.06	478.96	—
S&P 1500 Health Care Index	9.26	27.77	188.61	199.83	—
S&P Composite 1500 Index	3.35	11.81	115.03	122.79	—
Lipper Health/Biotechnology Funds Average	16.46	40.60	232.41	298.07	—

Average Annual Total Returns (With Sales Charges) as of 6/30/15
		One Year	Five Years	Ten Years	Since Inception
Class A		37.58%	32.56%	17.89%	—
Class B		39.60	33.08	17.72	—
Class C		43.59	33.14	17.72	—
Class R		45.33	N/A	N/A	35.37% (2/3/12)
Class Z		46.03	34.47	18.90	—
S&P 1500 Health Care Index		24.79	24.05	11.60	—
S&P Composite 1500 Index		7.31	17.43	8.10	—
Lipper Health/Biotechnology Funds Average		34.09	27.77	14.39	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charges	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 1500 Health Care Index

The S&P 1500 Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the health care sector of the S&P Composite 1500 Index. The cumulative total return for the Index measured from the month-end closest to the inception date for Class R shares through 5/31/15 is 123.66%. The average annual total return for the Index measured from the month-end closest to the inception date for Class R shares through 6/30/15 is 26.53%.

S&P Composite 1500 Index

The Standard & Poor’s Composite (S&P Composite) 1500 Index is an unmanaged index of the 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index. It gives a broad look at how US stock prices have performed. The cumulative total return for the Index measured from the month-end closest to the inception date for Class R shares through 5/31/2015 is 72.26%. The average annual total return for the Index measured from the month-end closest to the inception date for Class R shares through 6/30/15 is 16.64%.

Lipper Health/Biotechnology Funds Average

The Lipper Health/Biotechnology Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Health/Biotechnology Funds category for the periods noted. Funds in the Lipper Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology. The cumulative total

Prudential Jennison Health Sciences Fund	3

Your Fund’s Performance (continued)

return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 5/31/2015 is 148.42%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 6/30/15 is 30.42%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date, for the individual share class.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/15
BioMarin Pharmaceutical, Inc., Biotechnology	5.8%
Shire PLC (Ireland), ADR, Pharmaceuticals	4.0
Incyte Corp., Biotechnology	3.7
Actavis PLC, Pharmaceuticals	3.7
Biogen, Inc., Biotechnology	2.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/15
Biotechnology	43.1%
Pharmaceuticals	25.4
Managed Health Care	8.8
Life Sciences Tools & Services	4.1
Health Care Equipment	3.5

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2014, at the beginning of the period, and held through the six-month period ended May 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Health Sciences Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Health Sciences Fund		Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,223.40	1.12%	$6.21
	Hypothetical	$1,000.00	$1,019.35	1.12%	$5.64

Class B	Actual	$1,000.00	$1,219.10	1.82%	$10.07
	Hypothetical	$1,000.00	$1,015.86	1.82%	$9.15

Class C	Actual	$1,000.00	$1,219.00	1.82%	$10.07
	Hypothetical	$1,000.00	$1,015.86	1.82%	$9.15

Class R	Actual	$1,000.00	$1,222.10	1.32%	$7.31
	Hypothetical	$1,000.00	$1,018.35	1.32%	$6.64

Class Z	Actual	$1,000.00	$1,225.30	0.82%	$4.55
	Hypothetical	$1,000.00	$1,020.84	0.82%	$4.13

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2015, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended May 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.12%	1.12%
B	1.82	1.82
C	1.82	1.82
R	1.57	1.32
Z	0.82	0.82

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Health Sciences Fund	7

Portfolio of Investments

as of May 31, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 95.2%

COMMON STOCKS 95.1%

Biotechnology 43.1%
ACADIA Pharmaceuticals, Inc.*(a)	607,941	$25,047,169
Acorda Therapeutics, Inc.*(a)	264,121	8,050,408
Adaptimmune Therapeutics PLC (United Kingdom), ADR*(a)	281,380	4,341,693
Aduro Biotech, Inc.*(a)	80,849	2,731,079
Affimed Therapeutics B.V. (Germany)*	935,623	9,758,548
Agios Pharmaceuticals, Inc.*(a)	123,489	15,068,128
Alexion Pharmaceuticals, Inc.*	333,072	54,570,516
Alnylam Pharmaceuticals, Inc.*	787,111	103,182,381
Amicus Therapeutics, Inc.*	1,000,372	12,314,579
Anacor Pharmaceuticals, Inc.*	176,301	12,556,157
Applied Genetic Technologies Corp.*(a)	654,132	13,115,347
Atara Biotherapeutics, Inc.*(a)	474,260	20,089,654
Avalanche Biotechnologies, Inc.*	77,471	2,888,119
Bellicum Pharmaceuticals, Inc.*(a)	178,369	4,412,849
BioCryst Pharmaceuticals, Inc.*(a)	889,393	9,970,095
Biogen, Inc.*	275,374	109,320,724
BioMarin Pharmaceutical, Inc.*	1,752,708	220,087,544
Bluebird Bio, Inc.*	441,112	85,686,006
Cara Therapeutics, Inc.*	220,910	2,103,063
Celgene Corp.*	876,811	100,342,251
Chimerix, Inc.*	383,485	16,048,847
Coherus Biosciences, Inc.*(a)	345,666	8,493,014
Conatus Pharmaceuticals, Inc.*(a)	522,993	2,850,312
Concert Pharmaceuticals, Inc.*(a)	327,361	5,234,502
Dyax Corp.*	1,558,301	41,045,648
EPIRUS Biopharmaceuticals, Inc.*(a)	1,589,064	8,565,055
Epizyme, Inc.*(a)	202,117	3,834,159
Esperion Therapeutics, Inc.*	69,176	7,437,112
Fibrocell Science, Inc.*(a)	1,681,393	7,768,036
Flexion Therapeutics, Inc.*	319,586	6,362,957
Gilead Sciences, Inc.*	438,094	49,184,813
Idera Pharmaceuticals, Inc.*(a)	1,717,989	6,597,078
Immune Design Corp.*	160,821	3,510,722
Incyte Corp.*	1,287,134	141,777,810
Inotek Pharmaceuticals Corp.*(a)	800,474	4,674,768
Insmed, Inc.*	857,407	18,811,510
Intercept Pharmaceuticals, Inc.*(a)	309,059	78,870,311
Invitae Corp.*(a)	25,931	322,841

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	9

Portfolio of Investments

as of May 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Kindred Biosciences, Inc.*(a)	1,471,075	$9,488,434
KYTHERA Biopharmaceuticals, Inc.*(a)	176,918	8,911,360
MacroGenics, Inc.*	87,988	2,846,412
Medgenics, Inc. (Israel)*(a)	661,601	4,995,088
Neurocrine Biosciences, Inc.*	599,320	26,286,175
Nexvet Biopharma PLC (Ireland)*	326,030	1,483,436
Otonomy, Inc.*	889,099	21,800,707
OvaScience, Inc.*(a)	1,562,582	53,018,407
Portola Pharmaceuticals, Inc.*(a)	634,971	26,554,487
ProQR Therapeutics NV (Netherlands)*(a)	291,920	5,324,621
Prothena Corp. PLC (Ireland)*(a)	392,856	15,494,241
Regeneron Pharmaceuticals, Inc.*	115,881	59,395,965
Regulus Therapeutics, Inc.*(a)	398,157	5,621,977
Retrophin, Inc.*	565,062	17,878,562
Sangamo BioSciences, Inc.*(a)	1,369,675	16,778,519
Synta Pharmaceuticals Corp.*(a)	4,907,672	10,502,418
TESARO, Inc.*(a)	247,114	14,520,419
Ultragenyx Pharmaceutical, Inc.*(a)	554,336	48,227,232
Verastem, Inc.*(a)	444,512	3,845,029
Vertex Pharmaceuticals, Inc.*	349,082	44,783,730
Xencor, Inc.*	506,833	9,193,951
Zafgen, Inc.*	153,985	5,013,752

		1,638,990,727

Drug Retail 1.8%
CVS Health Corp.	688,861	70,525,589

Health Care Distributors 3.1%
AmerisourceBergen Corp.	328,774	37,006,801
McKesson Corp.	336,602	79,852,093

		116,858,894

Health Care Equipment 3.4%
DBV Technologies SA (France), ADR*(a)	292,577	6,887,263
GenMark Diagnostics, Inc.*(a)	1,406,584	12,898,375
Innocoll AG (Germany), ADR*	270,873	3,161,088
Medtronic PLC	1,202,137	91,747,096
Nevro Corp.*(a)	43,104	2,190,976
Novadaq Technologies, Inc. (Canada)*(a)	891,020	8,919,110
Tornier NV*	202,999	5,395,714

		131,199,622

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Facilities 3.5%
Acadia Healthcare Co., Inc.*(a)	531,869	$39,432,768
HCA Holdings, Inc.*	608,928	49,828,578
Universal Health Services, Inc. (Class B Stock)	337,226	43,697,745

		132,959,091

Health Care Services 1.7%
DaVita HealthCare Partners, Inc.*	425,128	35,617,224
Envision Healthcare Holdings, Inc.*	629,198	23,248,866
Premier, Inc. (Class A Stock)*	197,300	7,560,536

		66,426,626

Health Care Supplies 0.2%
Derma Sciences, Inc.*	910,180	5,970,781
InspireMD, Inc. (United Kingdom)*(a)	1,559,932	358,940

		6,329,721

Life Sciences Tools & Services 4.1%
Fluidigm Corp.*(a)	669,117	15,817,926
Illumina, Inc.*	413,882	85,292,803
WuXi PharmaTech Cayman, Inc. (China), ADR*	1,264,263	54,388,594

		155,499,323

Managed Health Care 8.8%
Aetna, Inc.	650,989	76,797,172
Centene Corp.*	1,010,502	76,131,221
Cigna Corp.	434,118	61,136,838
Humana, Inc.	320,413	68,776,650
Molina Healthcare, Inc.*(a)	332,569	24,191,069
UnitedHealth Group, Inc.	223,704	26,891,458

		333,924,408

Pharmaceuticals 25.4%
Actavis PLC*	459,137	140,867,823
Aerie Pharmaceuticals, Inc.*(a)	1,451,505	16,155,251
Aratana Therapeutics, Inc.*(a)	1,420,273	19,273,105
Assembly Biosciences, Inc.*	1,342,370	22,363,884
AstraZeneca PLC (United Kingdom), ADR	1,150,144	77,692,227
Bristol-Myers Squibb Co.	983,571	63,538,687
Dermira, Inc.*	234,064	3,510,960
Eli Lilly & Co.	850,367	67,093,956

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	11

Portfolio of Investments

as of May 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Endo International PLC*	377,459	$31,615,966
Flamel Technologies SA (France), ADR*	704,554	12,928,566
Flex Pharma, Inc.*(a)	199,817	3,566,733
Foamix Pharmaceuticals Ltd. (Israel)*	612,367	7,648,464
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	211,767	24,164,732
Intersect ENT, Inc.*	205,826	4,886,309
Jazz Pharmaceuticals PLC*	172,012	30,850,352
Medicines Co. (The)*(a)	871,797	24,724,163
Novartis AG (Switzerland), ADR	256,065	26,305,557
Novo Nordisk A/S (Denmark), ADR(a)	478,535	27,027,657
Ocular Therapeutix, Inc.*(a)	518,799	12,539,372
Pacira Pharmaceuticals, Inc.*(a)	759,193	59,376,485
Paratek Pharmaceuticals, Inc.	203,555	6,065,939
Relypsa, Inc.*	202,873	7,463,698
Revance Therapeutics, Inc.*(a)	75,794	1,940,326
SCYNEXIS, Inc.*	307,813	2,659,504
Shire PLC (Ireland), ADR	581,006	151,148,711
SteadyMed, Ltd. (Israel)*	347,749	2,928,047
Tetraphase Pharmaceuticals, Inc.*	894,479	38,355,259
Valeant Pharmaceuticals International, Inc.*	298,944	71,378,859
XenoPort, Inc.*(a)	433,254	2,582,194
ZS Pharma, Inc.*(a)	96,237	5,629,864

		966,282,650

TOTAL COMMON STOCKS (cost $2,126,548,263)		3,618,996,651

PREFERRED STOCK 0.1%

Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 08/31/12)*(b)(c)	4,084,064	4,494,586

	Units
WARRANTS*

Biotechnology
OncoGenex Pharmaceutical, Inc., expiring 10/19/15, Private Placement (original cost $0, purchased 10/19/10)(b)(c)	77,140	—

Health Care Equipment
SANUWAVE Health, Inc., expiring 04/08/16, Private Placement (original cost $0, purchased 04/08/11)(b)(c)	787,690	—

See Notes to Financial Statements.

12

Description	Units	Value (Note 1)
WARRANTS* (Continued)

Health Care Supplies
Derma Sciences, Inc., expiring 06/23/16, Private Placement (original cost $47,950; purchased 06/17/11)(b)(c)	342,500	$3,890

TOTAL WARRANTS (cost $47,950)		3,890

TOTAL LONG-TERM INVESTMENTS (cost $2,128,996,213)		3,623,495,127

	Shares
SHORT-TERM INVESTMENT 15.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $599,521,247; includes $416,668,662 of cash collateral for securities on loan)(Note 3)(d)(e)	599,521,247	599,521,247

TOTAL INVESTMENTS 110.9% (cost $2,728,517,460)(Note 5)		4,223,016,374
Liabilities in excess of other assets (10.9%)		(416,463,809)

NET ASSETS 100.0%		$3,806,552,565

The following abbreviations are used in the portfolio descriptions:

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $409,753,328; cash collateral of $416,668,662 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $2,447,950. The aggregate value of $4,498,476 is approximately 0.1% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	13

Portfolio of Investments

as of May 31, 2015 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$1,638,990,727	$—	$—
Drug Retail	70,525,589	—	—
Health Care Distributors	116,858,894	—	—
Health Care Equipment	131,199,622	—	—
Health Care Facilities	132,959,091	—	—
Health Care Services	66,426,626	—	—
Health Care Supplies	6,329,721	—	—
Life Sciences Tools & Services	155,499,323	—	—
Managed Health Care	333,924,408	—	—
Pharmaceuticals	966,282,650	—	—
Preferred Stock
Health Care Equipment	—	—	4,494,586
Warrants
Biotechnology	—	—	—
Health Care Equipment	—	—	—
Health Care Supplies	—	—	3,890
Affiliated Money Market Mutual Fund	599,521,247	—	—

Total	$4,218,517,898	$—	$4,498,476

See Notes to Financial Statements.

14

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2015 was as follows:

Biotechnology	43.1%
Pharmaceuticals	25.4
Affiliated Money Market Mutual Fund (including 10.9% of collateral for securities on loan)	15.7
Managed Health Care	8.8
Life Sciences Tools & Services	4.1
Health Care Equipment	3.5
Health Care Facilities	3.5
Health Care Distributors	3.1%
Drug Retail	1.8
Health Care Services	1.7
Health Care Supplies	0.2

110.9
Liabilities in excess of other assets	(10.9)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$3,890	—	$—

The effects of derivative instruments on the Statement of Operations for six months ended May 31, 2015 are as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants*
Equity contracts	$(85,906)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	15

Statement of Assets & Liabilities

as of May 31, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $409,753,328:
Unaffiliated Investments (cost $2,128,996,213)	$3,623,495,127
Affiliated Investments (cost $599,521,247)	599,521,247
Cash	1,619
Receivable for Fund shares sold	5,705,095
Dividends receivable	732,941
Tax reclaim receivable	703,313
Prepaid expenses	32,152

Total assets	4,230,191,494

Liabilities
Payable to broker for collateral for securities on loan	416,668,662
Payable for Fund shares reacquired	3,613,562
Management fee payable	2,202,428
Distribution fee payable	781,281
Accrued expenses	275,979
Affiliated transfer agent fee payable	97,017

Total liabilities	423,638,929

Net Assets	$3,806,552,565

Net assets were comprised of:
Common stock, at par	$672,854
Paid-in capital in excess of par	1,938,590,815

1,939,263,669
Accumulated net investment loss	(12,793,574)
Accumulated net realized gain on investment and foreign currency transactions	385,617,142
Net unrealized appreciation on investments and foreign currencies	1,494,465,328

Net assets, May 31, 2015	$3,806,552,565

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($1,773,672,583 ÷ 31,508,071 shares of common stock issued and outstanding)	$56.29
Maximum sales charge (5.50% of offering price)	3.28

Maximum offering price to public	$59.57

Class B
Net asset value, offering price and redemption price per share
($64,226,149 ÷ 1,382,389 shares of common stock issued and outstanding)	$46.46

Class C
Net asset value, offering price and redemption price per share
($351,113,806 ÷ 7,559,987 shares of common stock issued and outstanding)	$46.44

Class R
Net asset value, offering price and redemption price per share
($23,458,026 ÷ 420,147 shares of common stock issued and outstanding)	$55.83

Class Z
Net asset value, offering price and redemption price per share
($1,594,082,001 ÷ 26,414,767 shares of common stock issued and outstanding)	$60.35

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	17

Statement of Operations

Six Months Ended May 31, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $153,513)	$7,114,195
Affiliated income from securities lending, net	961,103
Affiliated dividend income	153,493

Total income	8,228,791

Expenses
Management fee	12,044,153
Distribution fee—Class A	2,372,167
Distribution fee—Class B	310,832
Distribution fee—Class C	1,637,980
Distribution fee—Class R	74,313
Transfer agent’s fees and expenses (including affiliated expense of $274,900)	1,344,000
Custodian and accounting fees	175,000
Shareholders’ reports	97,000
Registration fees	70,000
Directors’ fees	32,000
Legal fees and expenses	18,000
Insurance expenses	16,000
Audit fee	11,000
Miscellaneous	12,794

Total expenses	18,215,239
Less: Distribution fee waiver—Class R	(24,771)

Net expenses	18,190,468

Net investment loss	(9,961,677)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	388,014,428
Foreign currency transactions	(1,130,161)

386,884,267

Net change in unrealized appreciation (depreciation) on:
Investments	293,435,290
Foreign currencies	13,037

293,448,327

Net gain on investment and foreign currency transactions	680,332,594

Net Increase In Net Assets Resulting From Operations	$670,370,917

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2015	Year Ended November 30, 2014
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(9,961,677)	$(16,565,759)
Net realized gain on investment and foreign currency transactions	386,884,267	404,637,935
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	293,448,327	383,566,417

Net increase in net assets resulting from operations	670,370,917	771,638,593

Distributions from net realized gains (Note 1)
Class A	(183,183,793)	(85,504,092)
Class B	(9,030,676)	(4,708,810)
Class C	(46,349,897)	(22,025,836)
Class R	(2,000,522)	(545,684)
Class X	—	(4,937)
Class Z	(148,040,476)	(53,894,992)

	(388,605,364)	(166,684,351)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	608,451,518	653,352,718
Net asset value of shares issued in reinvestment of distributions	342,001,325	144,318,984
Cost of shares reacquired	(376,132,664)	(612,047,859)

Net increase in net assets from Fund share transactions	574,320,179	185,623,843

Total increase	856,085,732	790,578,085

Net Assets:
Beginning of period	2,950,466,833	2,159,888,748

End of period	$3,806,552,565	$2,950,466,833

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company presently consists of three Portfolios: Prudential Financial Services Fund, Prudential Jennison Utility Fund, and Prudential Jennison Health Sciences Fund. These financial statements relate to Prudential Jennison Health Sciences Fund (the “Fund”). The financial statements of the other Portfolios are not presented herein.

The Fund is non-diversified and its investment objective is long-term capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

20

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Health Sciences Fund	21

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser

22

under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants: The Fund holds warrants acquired either through a direct purchase, included as part of private placement, or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock or such other

Prudential Jennison Health Sciences Fund	23

Notes to Financial Statements

(Unaudited) continued

security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board’s approved fair valuation procedures.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency

24

transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income annually and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep

Prudential Jennison Health Sciences Fund	25

Notes to Financial Statements

(Unaudited) continued

certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .75% of average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .71% for the six months ended May 31, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. Formerly through April 11, 2014, the Fund had a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, served as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through March 31, 2016. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Prior to the final conversion of Class X shares, Management received the maximum allowable amount of sales charges for Class X shares in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager were contributed back into the Fund and included in the Financial Highlights as a contribution to capital.

26

PIMS has advised the Fund that it received $289,863 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2015, it received $67, $9,057, and $3,926 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended May 31, 2015, PIM has been compensated $287,084 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2015 were $1,094,854,603 and $986,673,265, respectively.

Prudential Jennison Health Sciences Fund	27

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of investments and net unrealized appreciation as of May 31, 2015 were as follows:

Tax Basis	$2,731,422,627

Appreciation	1,558,503,274
Depreciation	(66,909,527)

Net Unrealized Appreciation	$1,491,593,747

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and benefit plans. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases, except through an exchange from Class B shares of another fund or through dividends or capital gains reinvestments. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months from the date of purchase. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class R and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. On or about the close of business on June 29, 2012, the Fund was closed to new investors.

28

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 315 million shares of $.01 par value per share common stock authorized which consist of 88 million shares of Class A common stock, 25 million shares of Class B common stock, 50 million shares of Class C common stock, 1 million shares of Class M common stock, 75 million shares of Class R common stock, 1 million shares of Class X common stock, and 75 million shares of Class Z common stock. As of May 31, 2015, PI owned 495 Class R shares of the Fund.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2015:
Shares sold	4,329,045	$225,849,232
Shares issued in reinvestment of dividends and distributions	3,625,654	169,136,729
Shares reacquired	(2,636,404)	(136,427,443)

Net increase (decrease) in shares outstanding before conversion	5,318,295	258,558,518
Shares issued upon conversion from other share class(es)	78,941	4,234,237
Shares reacquired upon conversion into other share class(es)	(221,132)	(11,634,251)

Net increase (decrease) in shares outstanding	5,176,104	$251,158,504

Year ended November 30, 2014:
Shares sold	5,927,408	$265,224,877
Shares issued in reinvestment of dividends and distributions	2,049,521	78,496,762
Shares reacquired	(6,797,581)	(293,513,923)

Net increase (decrease) in shares outstanding before conversion	1,179,348	50,207,716
Shares issued upon conversion from other share class(es)	142,297	6,314,472
Shares reacquired upon conversion into other share class(es)	(1,448,976)	(65,158,563)

Net increase (decrease) in shares outstanding	(127,331)	$(8,636,375)

Prudential Jennison Health Sciences Fund	29

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended May 31, 2015:
Shares sold	44,857	$1,830,469
Shares issued in reinvestment of dividends and distributions	204,091	7,882,008
Shares reacquired	(129,140)	(5,595,648)

Net increase (decrease) in shares outstanding before conversion	119,808	4,116,829
Shares reacquired upon conversion into other share class(es)	(70,486)	(3,174,215)

Net increase (decrease) in shares outstanding	49,322	$942,614

Year ended November 30, 2014:
Shares sold	67,586	$2,466,183
Shares issued in reinvestment of dividends and distributions	122,717	4,023,879
Shares reacquired	(225,610)	(8,409,436)

Net increase (decrease) in shares outstanding before conversion	(35,307)	(1,919,374)
Shares reacquired upon conversion into other share class(es)	(130,228)	(4,944,517)

Net increase (decrease) in shares outstanding	(165,535)	$(6,863,891)

Class C
Six months ended May 31, 2015:
Shares sold	366,705	$14,878,319
Shares issued in reinvestment of dividends and distributions	953,326	36,798,395
Shares reacquired	(414,874)	(17,569,396)

Net increase (decrease) in shares outstanding before conversion	905,157	34,107,318
Shares reacquired upon conversion into other share class(es)	(84,348)	(3,821,415)

Net increase (decrease) in shares outstanding	820,809	$30,285,903

Year ended November 30, 2014:
Shares sold	431,143	$15,622,159
Shares issued in reinvestment of dividends and distributions	529,386	17,353,290
Shares reacquired	(962,875)	(35,570,036)

Net increase (decrease) in shares outstanding before conversion	(2,346)	(2,594,587)
Shares reacquired upon conversion into other share class(es)	(102,696)	(3,895,032)

Net increase (decrease) in shares outstanding	(105,042)	$(6,489,619)

30

Class R	Shares	Amount
Six months ended May 31, 2015:
Shares sold	214,259	$11,059,762
Shares issued in reinvestment of dividends and distributions	43,198	2,000,522
Shares reacquired	(103,733)	(5,414,639)

Net increase (decrease) in shares outstanding	153,724	$7,645,645

Year ended November 30, 2014:
Shares sold	238,625	$10,895,443
Shares issued in reinvestment of dividends and distributions	14,311	545,684
Shares reacquired	(153,493)	(6,583,135)

Net increase (decrease) in shares outstanding	99,443	$4,857,992

Class X
Period ended April 11, 2014*:
Shares sold	17	$737
Shares issued in reinvestment of dividends and distributions	139	4,937
Shares reacquired	(30)	(1,220)

Net increase (decrease) in shares outstanding before conversion	126	4,454
Shares reacquired upon conversion into other share class(es)	(1,924)	(79,348)

Net increase (decrease) in shares outstanding	(1,798)	$(74,894)

Class Z
Six months ended May 31, 2015:
Shares sold	6,377,735	$354,833,736
Shares issued in reinvestment of dividends and distributions	2,526,705	126,183,671
Shares reacquired	(3,835,688)	(211,125,538)

Net increase (decrease) in shares outstanding before conversion	5,068,752	269,891,869
Shares issued upon conversion from other share class(es)	272,847	15,390,739
Shares reacquired upon conversion into other share class(es)	(17,753)	(995,095)

Net increase (decrease) in shares outstanding	5,323,846	$284,287,513

Year ended November 30, 2014:
Shares sold	7,638,706	$359,143,319
Shares issued in reinvestment of dividends and distributions	1,083,011	43,894,432
Shares reacquired	(5,733,506)	(267,970,109)

Net increase (decrease) in shares outstanding before conversion	2,988,211	135,067,642
Shares issued upon conversion from other share class(es)	1,449,302	69,053,595
Shares reacquired upon conversion into other share class(es)	(27,240)	(1,290,607)

Net increase (decrease) in shares outstanding	4,410,273	$202,830,630

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Prudential Jennison Health Sciences Fund	31

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended May 31, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

32

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$52.83		$41.99	$31.95	$25.77	$21.77	$18.79
Income (loss) from investment operations:
Net investment loss	(.16)		(.30)	(.20)	(.17)	(.26)	(.14)
Net realized and unrealized gain on investment and foreign currency transactions	10.53		14.37	13.66	7.35	4.26	3.12
Total from investment operations	10.37		14.07	13.46	7.18	4.00	2.98
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.05)	-	-	-
Distributions from net realized gains	(6.91)		(3.23)	(3.37)	(1.00)	-	-
Total dividends and distributions	(6.91)		(3.23)	(3.42)	(1.00)	-	-
Net asset value, end of period	$56.29		$52.83	$41.99	$31.95	$25.77	$21.77
Total Return(b):	22.34%		36.43%	47.48%	28.98%	18.37%	15.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,773,673		$1,391,206	$1,110,999	$688,749	$403,047	$330,059
Average net assets (000)	$1,585,789		$1,214,767	$902,504	$595,244	$383,231	$321,876
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.12%	(d)	1.15%	1.18%	1.23%	1.25%	1.27%
Expenses before waivers and/or expense reimbursement	1.12%	(d)	1.15%	1.18%	1.23%	1.25%	1.27%
Net investment loss	(.63)%	(d)	(.68)%	(.56)%	(.57)%	(1.06)%	(.67)%
Portfolio turnover rate	31%	(e)	57%	54%	47%	54%	55%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	33

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$44.93		$36.43	$28.36	$23.13	$19.68	$17.11
Income (loss) from investment operations:
Net investment loss	(.29)		(.52)	(.38)	(.35)	(.39)	(.26)
Net realized and unrealized gain on investment and foreign currency transactions	8.73		12.25	11.87	6.58	3.84	2.83
Total from investment operations	8.44		11.73	11.49	6.23	3.45	2.57
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.05)	-	-	-
Distributions from net realized gains	(6.91)		(3.23)	(3.37)	(1.00)	-	-
Total dividends and distributions	(6.91)		(3.23)	(3.42)	(1.00)	-	-
Net asset value, end of period	$46.46		$44.93	$36.43	$28.36	$23.13	$19.68
Total Return(b):	21.91%		35.48%	46.43%	28.14%	17.53%	15.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$64,226		$59,899	$54,595	$46,656	$45,280	$42,743
Average net assets (000)	$62,337		$54,808	$50,463	$48,738	$46,069	$43,949
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.82%	(d)	1.85%	1.88%	1.93%	1.95%	1.97%
Expenses before waivers and/or expense reimbursement	1.82%	(d)	1.85%	1.88%	1.93%	1.95%	1.97%
Net investment loss	(1.33)%	(d)	(1.38)%	(1.23)%	(1.31)%	(1.76)%	(1.37)%
Portfolio turnover rate	31%	(e)	57%	54%	47%	54%	55%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$44.92		$36.42	$28.35	$23.13	$19.68	$17.10
Income (loss) from investment operations:
Net investment loss	(.29)		(.53)	(.38)	(.34)	(.39)	(.26)
Net realized and unrealized gain on investment and foreign currency transactions	8.72		12.26	11.87	6.56	3.84	2.84
Total from investment operations	8.43		11.73	11.49	6.22	3.45	2.58
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.05)	-	-	-
Distributions from net realized gains	(6.91)		(3.23)	(3.37)	(1.00)	-	-
Total dividends and distributions	(6.91)		(3.23)	(3.42)	(1.00)	-	-
Net asset value, end of period	$46.44		$44.92	$36.42	$28.35	$23.13	$19.68
Total Return(b):	21.90%		35.49%	46.44%	28.09%	17.53%	15.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$351,114		$302,715	$249,263	$182,936	$116,060	$93,799
Average net assets (000)	$328,496		$266,782	$216,277	$159,912	$109,282	$90,766
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.82%	(d)	1.85%	1.88%	1.93%	1.95%	1.97%
Expenses before waivers and/or expense reimbursement	1.82%	(d)	1.85%	1.88%	1.93%	1.95%	1.97%
Net investment loss	(1.33)%	(d)	(1.39)%	(1.24)%	(1.28)%	(1.76)%	(1.37)%
Portfolio turnover rate	31%	(e)	57%	54%	47%	54%	55%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	35

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,		February 3, 2012(a) through November 30,
	2015		2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$52.50		$41.83	$31.90	$28.25
Income (loss) from investment operations:
Net investment loss	(.21)		(.40)	(.32)	(.05)
Net realized and unrealized gain on investment and foreign currency transactions	10.45		14.30	13.67	3.70
Total from investment operations	10.24		13.90	13.35	3.65
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.05)	-
Distributions from net realized gains	(6.91)		(3.23)	(3.37)	-
Total dividends and distributions	(6.91)		(3.23)	(3.42)	-
Net asset value, end of period	$55.83		$52.50	$41.83	$31.90
Total Return(c):	22.21%		36.14%	47.18%	12.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,458		$13,988	$6,984	$1,175
Average net assets (000)	$19,872		$9,162	$3,873	$371
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.32%	(e)	1.35%	1.38%	1.48%	(e)
Expenses before waivers and/or expense reimbursement	1.57%	(e)	1.60%	1.63%	1.73%	(e)
Net investment loss	(.83)%	(e)	(.89)%	(.86)%	(.24)%	(e)
Portfolio turnover rate	31%	(f)	57%	54%	47%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include the expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

36

Class X Shares
	Period Ended April 11,		Year Ended November 30,
	2014(g)		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$39.19		$30.04	$24.27	$20.50		$17.67	$13.75
Income (loss) from investment operations:
Net investment loss	(.05)		(.11)	(.16)	(.23)		(.12)	(.05)
Net realized and unrealized gain on investment and foreign currency transactions	.23		12.68	6.93	4.00		2.94	4.06
Total from investment operations	.18		12.57	6.77	3.77		2.82	4.01
Less Dividends and Distributions:
Dividends from net investment income	-		(.05)	-	-		-	(.15)
Distributions from net realized gains	(3.23)		(3.37)	(1.00)	-		-	-
Total dividends and distributions	(3.23)		(3.42)	(1.00)	-		-	(.15)
Capital Contributions (Note 2):	-		-	- (b)	-	(b)	.01	.06
Net asset value, end of period	$36.14		$39.19	$30.04	$24.27		$20.50	$17.67
Total Return(c):	7.02%		47.54%	29.08%	18.39%		16.02%	29.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6		$70	$208	$278		$403	$539
Average net assets (000)	$47		$133	$241	$354		$462	$562
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08%	(e)	1.13%	1.18%	1.20%		1.22%	1.25%
Expenses before waivers and/or expense reimbursement	1.08%	(e)	1.13%	1.18%	1.20%		1.22%	1.25%
Net investment loss	(.35)%	(e)	(.35)%	(.58)%	(1.00)%		(.62)%	(.31)%
Portfolio turnover rate	57%	(f)(h)	54%	47%	54%		55%	40%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include the expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

(h) Calculated as of November 30, 2014.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	37

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$56.07		$44.24	$33.39	$26.80	$22.58	$19.43
Income (loss) from investment operations:
Net investment loss	(.09)		(.19)	(.11)	(.08)	(.20)	(.08)
Net realized and unrealized gain on investment and foreign currency transactions	11.28		15.25	14.38	7.67	4.42	3.23
Total from investment operations	11.19		15.06	14.27	7.59	4.22	3.15
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.05)	-	-	-
Distributions from net realized gains	(6.91)		(3.23)	(3.37)	(1.00)	-	-
Total dividends and distributions	(6.91)		(3.23)	(3.42)	(1.00)	-	-
Net asset value, end of period	$60.35		$56.07	$44.24	$33.39	$26.80	$22.58
Total Return(b):	22.53%		36.84%	47.90%	29.41%	18.69%	16.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,594,082		$1,182,659	$737,978	$352,103	$197,399	$94,836
Average net assets (000)	$1,382,718		$926,562	$540,745	$288,971	$142,684	$111,740
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.82%	(d)	.85%	.88%	.93%	.95%	.97%
Expenses before waivers and/or expense reimbursement	.82%	(d)	.85%	.88%	.93%	.95%	.97%
Net investment loss	(.33)%	(d)	(.40)%	(.29)%	(.27)%	(.76)%	(.36)%
Portfolio turnover rate	31%	(e)	57%	54%	47%	54%	55%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

38

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Jennison Health Sciences Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON HEALTH SCIENCES FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PHLAX	PHLBX	PHLCX	PJHRX	PHSZX
CUSIP	74441P502	74441P601	74441P700	74441P791	74441P866

MF188E4    0279979-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON UTILITY FUND

SEMIANNUAL REPORT • MAY 31, 2015

Objective

Total return through a combination of capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

July 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Utility Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Utility Fund

Prudential Jennison Utility Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 5/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	1.01%	6.82%	124.17%	168.87%	—
Class B	0.71	6.17	116.59	150.48	—
Class C	0.65	6.11	116.60	150.28	—
Class R	0.90	6.62	121.85	N/A	90.26% (8/22/06)
Class Z	1.16	7.14	127.52	176.71	—
S&P 500 Utility Index	–1.62	7.93	90.21	118.93	—
S&P 500 Index	2.97	11.79	114.85	118.18	—
Lipper Utility Funds Average	–1.12	3.80	84.84	129.44	—

Average Annual Total Returns (With Sales Charges) as of 6/30/15
		One Year	Five Years	Ten Years	Since Inception
Class A		–9.50%	15.14%	8.57%	—
Class B		–9.19	15.55	8.41	—
Class C		–5.83	15.64	8.40	—
Class R		–4.48	16.23	N/A	6.90% (8/22/06)
Class Z		–3.94	16.81	9.49	—
S&P 500 Utility Index		–2.90	12.47	6.88	—
S&P 500 Index		7.41	17.33	7.89	—
Lipper Utility Funds Average		–5.79	11.91	7.37	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Utility Index

The Standard & Poor’s Utility Index (S&P 500 Utility Index) is an unmanaged, market capitalization-weighted index including those companies considered electric, gas, or water utilities, or companies that operate as independent producers and/or distributors of power. The cumulative total return for the Index measured from the month-end closest to the inception date for Class R shares through 5/31/2015 is 81.03%. The average annual total return for the Index measured from the month-end closest to the inception date for Class R shares through 6/30/15 is 6.20%.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large US companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total return for the Index measured from the month-end closest to the inception date for Class R shares through 5/31/15 is 94.72%. The average annual total return for the Index measured from the month-end closest to the inception date for Class R shares through 6/30/15 is 7.60%.

Lipper Utility Funds Average

The Lipper Utility Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Utility Funds Category. Funds in the Lipper Average invest at least 65% of their equity portfolios in utility shares. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for

Prudential Jennison Utility Fund	3

Your Fund’s Performance (continued)

Class R shares through 5/31/2015 is 82.16%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class R shares through 6/30/15 is 6.19%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date, for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/15
Edison International, Electric Utilities	3.8%
CMS Energy Corp., Multi-Utilities	3.6
Sempra Energy, Multi-Utilities	3.4
NextEra Energy, Inc., Electric Utilities	3.4
SBA Communications Corp. (Class A Stock), Wireless Telecommunication Services	3.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/15
Multi-Utilities	23.1%
Electric Utilities	23.0
Oil & Gas Storage & Transportation	20.2
Renewable Electricity	8.8
Independent Power Producers & Energy Traders	7.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2014, at the beginning of the period, and held through the six-month period ended May 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Utility Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Utility Fund		Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,010.10	0.83%	$4.16
	Hypothetical	$1,000.00	$1,020.79	0.83%	$4.18

Class B	Actual	$1,000.00	$1,007.10	1.53%	$7.66
	Hypothetical	$1,000.00	$1,017.30	1.53%	$7.70

Class C	Actual	$1,000.00	$1,006.50	1.53%	$7.65
	Hypothetical	$1,000.00	$1,017.30	1.53%	$7.70

Class R	Actual	$1,000.00	$1,009.00	1.03%	$5.16
	Hypothetical	$1,000.00	$1,019.80	1.03%	$5.19

Class Z	Actual	$1,000.00	$1,011.60	0.53%	$2.66
	Hypothetical	$1,000.00	$1,022.29	0.53%	$2.67

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2015, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended May 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.83%	0.83%
B	1.53	1.53
C	1.53	1.53
R	1.28	1.03
Z	0.53	0.53

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Utility Fund	7

Portfolio of Investments

as of May 31, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.8%

COMMON STOCKS

Cable & Satellite 4.5%
Comcast Corp. (Class A Stock)	1,159,716	$67,796,998
Liberty Global PLC (United Kingdom) (Class C Stock)*	915,871	49,228,066
Time Warner Cable, Inc.	292,217	52,859,133

		169,884,197

Electric Utilities 23.0%
Alupar Investimento SA (Brazil)	339,835	1,895,260
Alupar Investimento SA (Brazil), 144A(a)	1,615,985	9,012,351
American Electric Power Co., Inc.	1,807,392	101,738,096
Edison International	2,384,638	145,009,837
Enel SpA (Italy)	11,920,855	57,944,036
Exelon Corp.	2,894,994	97,937,647
FirstEnergy Corp.	2,121,890	75,709,035
NextEra Energy, Inc.	1,248,264	127,747,338
Portland General Electric Co.(b)	2,049,765	71,659,784
PPL Corp.	1,548,442	53,746,422
Westar Energy, Inc.	1,708,672	62,657,002
Xcel Energy, Inc.(b)	2,011,486	68,491,098

		873,547,906

Independent Power Producers & Energy Traders 7.4%
Calpine Corp.*	2,613,161	52,524,536
CGN Power Co. Ltd. (China) (Class H Stock)*	64,136,229	39,886,338
Dynegy, Inc.*	2,889,083	93,432,944
NRG Energy, Inc.	1,971,277	49,676,181
NRG Yield, Inc. (Class A Stock)	856,626	22,700,589
NRG Yield, Inc. (Class C Stock)(b)	856,626	23,188,866

		281,409,454

Integrated Telecommunication Services 2.8%
Cellnex Telecom SAU (Spain)*	1,245,947	20,991,573
Cellnex Telecom SAU (Spain), 144A*(a)	986,763	16,624,870
Frontier Communications Corp.	5,556,919	28,618,133
Telecom Italia SpA (Italy)*(b)	24,422,325	30,037,072
Telecom Italia SpA (Italy), 144A*(a)(b)	10,000,000	12,299,023

		108,570,671

See Notes to Financial Statements.

Prudential Jennison Utility Fund	9

Portfolio of Investments

as of May 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Multi-Utilities 23.1%
Alliant Energy Corp.	1,371,863	$84,095,202
Ameren Corp.	1,569,487	63,140,462
CMS Energy Corp.	3,985,157	136,053,260
Dominion Resources, Inc.	1,620,262	114,260,876
DTE Energy Co.	1,186,167	93,980,011
NiSource, Inc.	2,359,273	111,310,500
PG&E Corp.	1,972,578	105,473,746
Sempra Energy	1,217,490	130,843,650
Veolia Environnement SA (France)	1,925,935	40,092,605

		879,250,312

Oil & Gas Storage & Transportation 20.2%
Antero Midstream Partners LP	1,340,881	38,215,108
Cheniere Energy Partners LP	550,000	18,254,500
Cheniere Energy Partners LP Holdings LLC	2,496,502	61,663,599
Columbia Pipeline Partners LP(b)	2,641,126	71,442,458
Dominion Midstream Partners LP(b)	855,428	36,064,844
Energy Transfer Equity LP	1,187,917	81,574,260
EQT GP Holdings LP*	2,076,935	66,918,846
EQT Midstream Partners LP	269,966	22,588,055
Kinder Morgan, Inc.	1,064,210	44,154,073
Plains GP Holdings LP (Class A Stock)	757,869	21,190,017
SemGroup Corp. (Class A Stock)	609,431	47,962,220
Shell Midstream Partners LP	1,171,502	52,600,440
Shell Midstream Partners LP, Reg D, PIPE, Private Placement (original cost $21,605,337; purchased 05/13/15)(a)(e)	553,983	23,381,407
Tallgrass Energy GP LP*	1,443,631	46,268,374
Western Gas Equity Partners LP(b)	975,652	62,490,511
Williams Cos., Inc. (The)	1,405,347	71,813,232

		766,581,944

Renewable Electricity 8.8%
Abengoa Yield PLC (Spain)	2,236,748	85,980,593
Abengoa Yield PLC (Spain), Reg D, PIPE, Private Placement (original cost $13,541,170; purchased 05/08/15)(a)(e)	408,605	14,921,437
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	36,527,000	45,014,785
NextEra Energy Partners LP(b)	807,171	38,138,830
NextEra Energy Partners LP, Reg D, PIPE, Private Placement (original cost $39,228,254; purchased 05/07/15)(a)(e)	936,906	42,055,368

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Renewable Electricity (cont’d.)
TerraForm Power, Inc. (Class A Stock)	2,158,334	$86,613,944
Vivint Solar, Inc.*(b)	1,415,607	20,384,741

		333,109,698

Specialized REITs 3.1%
American Tower Corp.	692,317	64,240,094
Crown Castle International Corp.	668,134	54,486,328

		118,726,422

Water Utilities 2.8%
American Water Works Co., Inc.	1,342,536	70,979,878
Beijing Enterprises Water Group Ltd. (China)	40,756,257	34,331,038

		105,310,916

Wireless Telecommunication Services 3.1%
SBA Communications Corp. (Class A Stock)*	1,065,825	119,169,893

TOTAL LONG-TERM INVESTMENTS (cost $2,830,228,078)		3,755,561,413

SHORT-TERM INVESTMENT 5.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $224,409,269; includes $181,189,662 of cash collateral for securities on loan)(Note 3)(c)(d)	224,409,269	224,409,269

TOTAL INVESTMENTS 104.7% (cost $3,054,637,347)(Note 5)		3,979,970,682
Liabilities in excess of other assets (4.7)%		(178,061,138)

NET ASSETS 100.0%		$3,801,909,544

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

PIPE—Private Investment in Public Entity

REIT—Real Estate Investment Trust

*	Non-income producing security.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	11

Portfolio of Investments

as of May 31, 2015 (Unaudited) continued

(a)	Indicates a security that has been deemed illiquid.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $171,663,508; cash collateral of $181,189,662 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $74,374,761. The aggregate value of $80,358,212 is approximately 2.1% of net assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Cable & Satellite	$169,884,197	$—	$—
Electric Utilities	806,591,519	66,956,387	—
Independent Power Producers & Energy Traders	241,523,116	39,886,338	—
Integrated Telecommunication Services	49,609,706	58,960,965	—
Multi-Utilities	839,157,707	40,092,605	—
Oil & Gas Storage & Transportation	743,200,537	—	23,381,407
Renewable Electricity	231,118,108	45,014,785	56,976,805
Specialized REITs	118,726,422	—	—
Water Utilities	70,979,878	34,331,038	—
Wireless Telecommunication Services	119,169,893	—	—
Affiliated Money Market Mutual Fund	224,409,269	—	—

Total	$3,614,370,352	$285,242,118	$80,358,212

See Notes to Financial Statements.

12

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 11/30/14	$41,548,021
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	5,983,451
Purchases	74,374,761
Sales	—
Accrued discount/premium	—
Transfer into Level 3	—
Transfer out of Level 3	(41,548,021)

Balance as of 05/31/15	$80,358,212

*	Of which, $5,983,451 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of May 31, 2015	Valuation Methodology	Unobservable Inputs
Common Stocks	$80,358,212	Discount pricing	Discretionary Discount Rate

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$41,548,021	L3 to L1	Discounted Price to Last Traded Price

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2015 was as follows:

Multi-Utilities	23.1%
Electric Utilities	23.0
Oil & Gas Storage & Transportation	20.2
Renewable Electricity	8.8
Independent Power Producers & Energy Traders	7.4
Affiliated Money Market Mutual Fund (including 4.8% of collateral for securities on loan)	5.9
Cable & Satellite	4.5
Wireless Telecommunication Services	3.1%
Specialized REITs	3.1
Integrated Telecommunication Services	2.8
Water Utilities	2.8

104.7
Liabilities in excess of other assets	(4.7)

100.0%

See Notes to Financial Statements.

Prudential Jennison Utility Fund	13

Statement of Assets & Liabilities

as of May 31, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $171,663,508:
Unaffiliated investments (cost $2,830,228,078)	$3,755,561,413
Affiliated investments (cost $224,409,269)	224,409,269
Dividends receivable	7,240,806
Receivable for investments sold	5,851,028
Receivable for Fund shares sold	2,693,186
Tax reclaim receivable	201,034
Prepaid expenses	8,628

Total assets	3,995,965,364

Liabilities
Payable to broker for collateral for securities on loan	181,189,662
Payable for Fund shares reacquired	9,810,268
Management fee payable	1,327,740
Distribution fee payable	1,057,081
Accrued expenses	364,483
Affiliated transfer agent fee payable	262,640
Payable to custodian	39,046
Deferred directors’ fees	4,900

Total liabilities	194,055,820

Net Assets	$3,801,909,544

Net assets were comprised of:
Common stock, at par	$2,430,715
Paid-in capital in excess of par	2,499,176,770

2,501,607,485
Undistributed net investment income	50,123,202
Accumulated net realized gain on investment and foreign currency transactions	324,930,896
Net unrealized appreciation on investments and foreign currencies	925,247,961

Net assets, May 31, 2015	$3,801,909,544

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share ($3,276,826,514 ÷ 209,461,282 shares of common stock issued and outstanding)	$15.64
Maximum sales charge (5.50% of offering price)	0.91

Maximum offering price to public	$16.55

Class B
Net asset value, offering price and redemption price per share ($71,527,301 ÷ 4,586,254 shares of common stock issued and outstanding)	$15.60

Class C
Net asset value, offering price and redemption price per share ($163,331,806 ÷ 10,484,681 shares of common stock issued and outstanding)	$15.58

Class R
Net asset value, offering price and redemption price per share ($63,145,571 ÷ 4,039,575 shares of common stock issued and outstanding)	$15.63

Class Z
Net asset value, offering price and redemption price per share ($227,078,352 ÷ 14,499,752 shares of common stock issued and outstanding)	$15.66

See Notes to Financial Statements.

Prudential Jennison Utility Fund	15

Statement of Operations

Six Months Ended May 31, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $422,582)	$46,500,943
Affiliated income from securities lending, net	375,326
Affiliated dividend income	54,823

Total income	46,931,092

Expenses
Management fee	7,862,808
Distribution fee—Class A	4,943,838
Distribution fee—Class B	382,634
Distribution fee—Class C	791,066
Distribution fee—Class R	212,367
Transfer agent’s fees and expenses (including affiliated expense of $746,900)	1,627,000
Custodian and accounting fees	229,000
Shareholders’ reports	152,000
Registration fees	60,000
Directors’ fees	44,000
Insurance expenses	26,000
Legal fees and expenses	22,000
Audit fee	11,000
Miscellaneous	13,625

Total expenses	16,377,338
Less: Distribution fee waiver—Class R	(70,789)

Net expenses	16,306,549

Net investment income	30,624,543

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	329,053,016
Foreign currency transactions	(29,079)

329,023,937

Net change in unrealized appreciation (depreciation) on:
Investments	(324,161,839)
Foreign currencies	(82,595)

(324,244,434)

Net gain on investment and foreign currency transactions	4,779,503

Net Increase In Net Assets Resulting From Operations	$35,404,046

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2015	Year Ended November 30, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$30,624,543	$81,607,915
Net realized gain on investment and foreign currency transactions	329,023,937	347,282,882
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(324,244,434)	364,636,357

Net increase in net assets resulting from operations	35,404,046	793,527,154

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(25,487,189)	(69,448,792)
Class B	(324,102)	(1,320,017)
Class C	(662,149)	(1,747,352)
Class R	(362,834)	(427,511)
Class Z	(2,095,180)	(4,264,345)

	(28,931,454)	(77,208,017)

Distributions from net realized gains
Class A	(303,602,889)	(34,735,686)
Class B	(7,294,084)	(979,548)
Class C	(14,081,759)	(1,182,534)
Class R	(4,608,250)	(182,512)
Class Z	(20,888,061)	(1,680,351)

	(350,475,043)	(38,760,631)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	200,435,702	531,462,904
Net asset value of shares issued in reinvestment of dividends and distributions	360,004,302	109,441,571
Cost of shares reacquired	(358,495,224)	(479,916,194)

Net increase in net assets from Fund share transactions	201,944,780	160,988,281

Total increase (decrease)	(142,057,671)	838,546,787

Net Assets:
Beginning of period	3,943,967,215	3,105,420,428

End of period(a)	$3,801,909,544	$3,943,967,215

(a) Includes undistributed net investment income of:	$50,123,202	$48,430,113

See Notes to Financial Statements.

Prudential Jennison Utility Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company currently consists of three portfolios: Prudential Financial Services Fund, Prudential Jennison Health Sciences Fund and Prudential Jennison Utility Fund. These financial statements relate to Prudential Jennison Utility Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is to seek total return through a combination of capital appreciation and current income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

18

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Utility Fund	19

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of

20

the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such

Prudential Jennison Utility Fund	21

Notes to Financial Statements

(Unaudited) continued

warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board’s approved fair valuation procedures.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period

22

is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Jennison Utility Fund	23

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..60% of the Fund’s average daily net assets up to $250 million, .50% of the next $500 million, .45% of the next $750 million, .40% of the next $500 million, .35% of the next $2 billion, .325% of the next $2 billion and .30% of the average daily net assets of the Fund in excess of $6 billion. The effective management fee rate was .41% for the six months ended May 31, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares through March 31, 2016.

PIMS has advised the Fund that it received $1,465,428 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

24

PIMS has advised the Fund that for the six months ended May 31, 2015, it received $33,731 and $23,099 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended May 31, 2015, PIM was compensated $112,111 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2015, were $1,117,978,172 and $1,224,612,743, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2015 were as follows:

Tax Basis	$3,022,194,522

Appreciation	986,466,192
Depreciation	(28,690,032)

Net Unrealized Appreciation	$957,776,160

The book basis may differ from tax basis due to certain tax-related adjustments.

Prudential Jennison Utility Fund	25

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 925 million shares of $.01 par value per share common stock authorized which consists of 600 million shares of Class A common stock, 60 million shares of Class B common stock, 90 million shares of Class C common stock, 75 million shares of Class R common stock and 100 million shares of Class Z common stock.

26

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2015:
Shares sold	5,872,961	$91,387,945
Shares issued in reinvestment of dividends and distributions	20,558,159	313,639,506
Shares reacquired	(16,666,828)	(259,039,383)

Net increase (decrease) in shares outstanding before conversion	9,764,292	145,988,068
Shares issued upon conversion from other share class(es)	649,031	10,012,059
Shares reacquired upon conversion into other share class(es)	(182,936)	(2,829,182)

Net increase (decrease) in shares outstanding	10,230,387	$153,170,945

Year ended November 30, 2014:
Shares sold	17,842,154	$288,583,486
Shares issued in reinvestment of dividends and distributions	6,575,706	98,622,588
Shares reacquired	(22,651,817)	(360,984,146)

Net increase (decrease) in shares outstanding before conversion	1,766,043	26,221,928
Shares issued upon conversion from other share class(es)	1,204,407	18,901,126
Shares reacquired upon conversion into other share class(es)	(484,312)	(7,885,744)

Net increase (decrease) in shares outstanding	2,486,138	$37,237,310

Class B
Six months ended May 31, 2015:
Shares sold	97,794	$1,512,349
Shares issued in reinvestment of dividends and distributions	463,452	7,059,717
Shares reacquired	(350,721)	(5,423,912)

Net increase (decrease) in shares outstanding before conversion	210,525	3,148,154
Shares reacquired upon conversion into other share class(es)	(639,438)	(9,825,168)

Net increase (decrease) in shares outstanding	(428,913)	$(6,677,014)

Year ended November 30, 2014:
Shares sold	883,298	$13,744,714
Shares issued in reinvestment of dividends and distributions	144,255	2,128,001
Shares reacquired	(614,651)	(9,765,471)

Net increase (decrease) in shares outstanding before conversion	412,902	6,107,244
Shares reacquired upon conversion into other share class(es)	(1,185,853)	(18,535,236)

Net increase (decrease) in shares outstanding	(772,951)	$(12,427,992)

Prudential Jennison Utility Fund	27

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended May 31, 2015:
Shares sold	1,933,562	$30,086,907
Shares issued in reinvestment of dividends and distributions	832,115	12,659,310
Shares reacquired	(1,236,610)	(19,047,861)

Net increase (decrease) in shares outstanding before conversion	1,529,067	23,698,356
Shares reacquired upon conversion into other share class(es)	(35,379)	(560,369)

Net increase (decrease) in shares outstanding	1,493,688	$23,137,987

Year ended November 30, 2014:
Shares sold	3,350,310	$54,305,110
Shares issued in reinvestment of dividends and distributions	167,063	2,477,054
Shares reacquired	(1,153,901)	(18,315,535)

Net increase (decrease) in shares outstanding before conversion	2,363,472	38,466,629
Shares reacquired upon conversion into other share class(es)	(43,231)	(691,272)

Net increase (decrease) in shares outstanding	2,320,241	$37,775,357

Class R
Six months ended May 31, 2015
Shares sold	1,402,126	$21,881,350
Shares issued in reinvestment of dividends and distributions	325,846	4,971,084
Shares reacquired	(538,755)	(8,363,995)

Net increase (decrease) in shares outstanding	1,189,217	$18,488,439

Year ended November 30, 2014:
Shares sold	2,223,743	$36,641,744
Shares issued in reinvestment of dividends and distributions	40,130	609,990
Shares reacquired	(415,558)	(6,659,085)

Net increase (decrease) in shares outstanding	1,848,315	$30,592,649

28

Class Z	Shares	Amount
Six months ended May 31, 2015:
Shares sold	3,560,593	$55,567,151
Shares issued in reinvestment of dividends and distributions	1,419,664	21,674,685
Shares reacquired	(4,289,984)	(66,620,073)

Net increase (decrease) in shares outstanding before conversion	690,273	10,621,763
Shares issued upon conversion from other share class(es)	216,452	3,365,853
Shares reacquired upon conversion into other share class(es)	(10,117)	(163,193)

Net increase (decrease) in shares outstanding	896,608	$13,824,423

Year ended November 30, 2014:
Shares sold	8,558,925	$138,187,850
Shares issued in reinvestment of dividends and distributions	368,373	5,603,938
Shares reacquired	(5,214,856)	(84,191,957)

Net increase (decrease) in shares outstanding before conversion	3,712,442	59,599,831
Shares issued upon conversion from other share class(es)	528,141	8,595,550
Shares reacquired upon conversion into other share class(es)	(23,689)	(384,424)

Net increase (decrease) in shares outstanding	4,216,894	$67,810,957

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended May 31, 2015.

Prudential Jennison Utility Fund	29

Notes to Financial Statements

(Unaudited) continued

Note 8. Notice of Dividends to Shareholders

The Fund declared ordinary income dividends on June 17, 2015 to shareholders of record on June 18, 2015. The ex-dividend date was June 19, 2015. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.057425
Class B	$0.030573
Class C	$0.030573
Class R	$0.049751
Class Z	$0.068986

Note 9. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

30

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.17		$14.14	$11.85	$10.64	$9.85	$8.61
Income (loss) from investment operations:
Net investment income	.13		.37	.26	.29	.29	.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.01)		3.19	2.48	1.15	.76	1.20
Total from investment operations	.12		3.56	2.74	1.44	1.05	1.44
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.35)	(.45)	(.23)	(.26)	(.20)
Distributions from net realized gains	(1.53)		(.18)	-	-	-	-
Total dividends and distributions	(1.65)		(.53)	(.45)	(.23)	(.26)	(.20)
Capital Contributions(e):	-		-	-	-	-	- (d)
Net asset value, end of period	$15.64		$17.17	$14.14	$11.85	$10.64	$9.85
Total Return(b):	1.01%		25.75%	23.62%	13.73%	10.74%	16.91%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$3,277		$3,422	$2,783	$2,453	$2,388	$2,444
Average net assets (000,000)	$3,305		$3,175	$2,665	$2,454	$2,486	$2,423
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.83%	(f)	.82%	.85%	.87%	.89%	.90%
Expenses before waivers and/or expense reimbursement	.83%	(f)	.82%	.85%	.87%	.89%	.90%
Net investment income	1.63%	(f)	2.30%	2.00%	2.52%	2.77%	2.61%
Portfolio turnover rate	30%	(g)	42%	44%	37%	51%	53%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended November 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	31

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.12		$14.10	$11.82	$10.61	$9.83	$8.59
Income (loss) from investment operations:
Net investment income	.07		.26	.17	.21	.22	.18
Net realized and unrealized gain on investment and foreign currency transactions	.01		3.18	2.47	1.15	.75	1.20
Total from investment operations	.08		3.44	2.64	1.36	.97	1.38
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.24)	(.36)	(.15)	(.19)	(.14)
Distributions from net realized gains	(1.53)		(.18)	-	-	-	-
Total dividends and distributions	(1.60)		(.42)	(.36)	(.15)	(.19)	(.14)
Capital Contributions(e):	-		-	-	-	-	- (d)
Net asset value, end of period	$15.60		$17.12	$14.10	$11.82	$10.61	$9.83
Total Return(b):	.71%		24.91%	22.75%	12.97%	9.89%	16.16%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$72		$86	$82	$80	$92	$103
Average net assets (000,000)	$77		$86	$81	$86	$99	$106
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.53%	(f)	1.52%	1.55%	1.57%	1.59%	1.60%
Expenses before waivers and/or expense reimbursement	1.53%	(f)	1.52%	1.55%	1.57%	1.59%	1.60%
Net investment income	.94%	(f)	1.65%	1.32%	1.83%	2.08%	1.91%
Portfolio turnover rate	30%	(g)	42%	44%	37%	51%	53%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended November 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.11		$14.09	$11.81	$10.60	$9.82	$8.58
Income (loss) from investment operations:
Net investment income	.07		.25	.17	.20	.22	.18
Net realized and unrealized gain on investment and foreign currency transactions	-	(d)	3.19	2.47	1.16	.75	1.20
Total from investment operations	.07		3.44	2.64	1.36	.97	1.38
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.24)	(.36)	(.15)	(.19)	(.14)
Distributions from net realized gains	(1.53)		(.18)	-	-	-	-
Total dividends and distributions	(1.60)		(.42)	(.36)	(.15)	(.19)	(.14)
Capital Contributions(e):	-		-	-	-	-	- (d)
Net asset value, end of period	$15.58		$17.11	$14.09	$11.81	$10.60	$9.82
Total Return(b):	.65%		24.93%	22.76%	12.98%	9.90%	16.18%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$163		$154	$94	$83	$90	$97
Average net assets (000,000)	$159		$122	$89	$87	$95	$100
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.53%	(f)	1.52%	1.55%	1.57%	1.59%	1.60%
Expenses before waivers and/or expense reimbursement	1.53%	(f)	1.52%	1.55%	1.57%	1.59%	1.60%
Net investment income	.94%	(f)	1.55%	1.30%	1.81%	2.07%	1.90%
Portfolio turnover rate	30%	(g)	42%	44%	37%	51%	53%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended November 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	33

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.16		$14.13	$11.84	$10.63	$9.85	$8.60
Income (loss) from investment operations:
Net investment income	.11		.32	.24	.26	.27	.22
Net realized and unrealized gain on investment and foreign currency transactions	-	(d)	3.21	2.47	1.16	.75	1.21
Total from investment operations	.11		3.53	2.71	1.42	1.02	1.43
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.32)	(.42)	(.21)	(.24)	(.18)
Distributions from net realized gains	(1.53)		(.18)	-	-	-	-
Total dividends and distributions	(1.64)		(.50)	(.42)	(.21)	(.24)	(.18)
Capital Contributions(e):	-		-	-	-	-	- (d)
Net asset value, end of period	$15.63		$17.16	$14.13	$11.84	$10.63	$9.85
Total Return(b):	.90%		25.53%	23.40%	13.51%	10.42%	16.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63,146		$48,913	$14,163	$8,383	$5,859	$4,461
Average net assets (000)	$56,787		$25,887	$10,909	$7,164	$5,467	$3,914
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.03%	(f)	1.02%	1.05%	1.07%	1.09%	1.10%
Expenses before waivers and/or expense reimbursement	1.28%	(f)	1.27%	1.30%	1.32%	1.34%	1.35%
Net investment income	1.45%	(f)	1.96%	1.80%	2.33%	2.59%	2.42%
Portfolio turnover rate	30%	(g)	42%	44%	37%	51%	53%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended November 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.19		$14.15	$11.86	$10.64	$9.86	$8.61
Income (loss) from investment operations:
Net investment income	.15		.40	.31	.32	.33	.27
Net realized and unrealized gain on investment and foreign currency transactions	-	(d)	3.22	2.47	1.17	.74	1.21
Total from investment operations	.15		3.62	2.78	1.49	1.07	1.48
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.40)	(.49)	(.27)	(.29)	(.23)
Distributions from net realized gains	(1.53)		(.18)	-	-	-	-
Total dividends and distributions	(1.68)		(.58)	(.49)	(.27)	(.29)	(.23)
Capital Contributions(e):	-		-	-	-	-	- (d)
Net asset value, end of period	$15.66		$17.19	$14.15	$11.86	$10.64	$9.86
Total Return(b):	1.16%		26.17%	23.97%	14.16%	10.96%	17.37%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$227		$234	$133	$115	$103	$81
Average net assets (000,000)	$230		$186	$129	$111	$103	$84
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.53%	(f)	.52%	.55%	.57%	.59%	.60%
Expenses before waivers and/or expense reimbursement	.53%	(f)	.52%	.55%	.57%	.59%	.60%
Net investment income	1.94%	(f)	2.50%	2.31%	2.83%	3.09%	2.91%
Portfolio turnover rate	30%	(g)	42%	44%	37%	51%	53%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended November 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Utility Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON UTILITY FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PRUAX	PRUTX	PCUFX	JDURX	PRUZX
CUSIP	74441P858	74441P841	74441P833	74441P825	74441P817

MF105E2    0279980-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not

              applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

              Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:         Prudential Sector Funds, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 20, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	July 20, 2015